INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation From the Weighted Nominal to the Effective Tax Rate (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Social Contribution
Profit before tax	R$ 14,235.6	R$ 13,759.2	R$ 13,494.4
Adjustment on a taxable basis
Others non-taxable income	(883.3)	(611.0)	(6.2)
Government grants related to sales taxes	(2,535.1)	(1,883.1)	(1,597.8)
Share of results of joint ventures	29.1	115.7	43.3
Non-deductible expenses	192.8	99.2	119.6
Worldwide taxation	679.3	(360.0)	48.2
	R$ 11,718.4	R$ 11,120.0	R$ 12,101.5
Aggregated weighted nominal tax rate	29.47%	27.39%	30.26%
Taxes payable nominal rate	R$ (3,453.3)	R$ (3,045.3)	R$ (3,662.1)
Adjustment on tax expense
Income tax Incentives	234.0	213.2	123.2
Deductible interest on shareholders’ equity	4,079.9	2,516.0	2,213.2
Tax savings from goodwill amortization	27.2	77.5	77.5
Withholding income tax	(164.5)	(876.0)	(628.2)
Recognition/(write-off) of deferred charges on tax losses	(58.2)	(1.5)	123.2
Effect of application of IAS 29 (hyperinflation)	(249.0)	(123.3)	(50.5)
Others with reduced taxation	239.5	602.8	41.2
Income tax and social contribution expense	R$ 655.6	R$ (636.6)	R$ (1,762.5)
Effective tax rate	(4.61%)	4.63%	13.06%